Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 004 & 003
EBP, Subsequent Event [Line Items]
Subsequent Events

8. Subsequent Events

Management has evaluated the events and transactions that have occurred through June 11, 2026, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures, other than that which is described below.

In December 2022, the SECURE 2.0 Act was signed into federal law. Effective January 1, 2026, the Plans were amended to implement certain provisions of the SECURE 2.0 Act, including increased catch-up contribution limits for certain participants aged 60 to 63 and a requirement that certain high-income participants make catch-up contributions on a Roth basis.